Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment
Property And Equipment
	December 31, 2023
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$924,959	$743,239	$181,720
Computers and software	1,265,045	1,254,000	11,045
Furniture and other equipment	528,419	520,525	7,894
Leasehold improvements	1,064,225	749,075	315,150
	3,782,648	3,266,839	515,809

	December 31, 2022
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$724,002	$168,635
Computers and software	1,265,045	1,249,267	15,778
Furniture and other equipment	528,419	518,552	9,867
Leasehold improvements	1,064,225	714,059	350,166
	3,750,326	3,205,880	544,446